Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2026	Feb. 02, 2025	Feb. 04, 2024	Jan. 29, 2023	Jan. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the NEOs. The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO NEOs (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 50, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures used by the Company when making compensation decisions, and (iv) the relationship of the CAP to those financial performance measures.

	Summary Compensation Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Company Selected Measure: Adjusted EBITDA ($M)(4)
Year(1)					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
FY26	4,955,340	426,362	3,111,661	1,304,203	24	126	4.1	36.1
FY25	4,671,414	4,242,538	3,454,639	3,481,915	45	102	11.6	47.8
FY24	9,092,935	3,744,799	1,722,952	917,163	41	87	23.9	54
FY23	3,204,682	(2,926,332)	2,411,309	182,775	229	118	28.2	60.4
FY22	1,640,096	(961,134)	1,798,217	1,123,546	445	122	45.9	55.5

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (“PEO”) in all five reporting years is our CEO, Shawn Nelson. The Non-PEO NEOs for fiscal years 2026 and 2025 are Mary Fox and Keith Siegner. The Non-PEO NEOs for fiscal year 2024 are Jack Krause, Mary Fox, Donna Dellomo, and Keith Siegner. The Non-PEO NEOs for fiscal years 2023 and 2022 are Jack Krause, Mary Fox, and Donna Dellomo.

PEO Total Compensation Amount	$ 4,955,340	$ 4,671,414	$ 9,092,935	$ 3,204,682	$ 1,640,096
PEO Actually Paid Compensation Amount	$ 426,362	4,242,538	3,744,799	(2,926,332)	(961,134)
Adjustment To PEO Compensation, Footnote
(2)	“Compensation actually paid” amounts to our CEO and NEOs in each of 2026, 2025, 2024, 2023, and 2022, reflect the respective Summary Compensation Total with adjustments shown below as determined pursuant to SEC rules.
Year	SCT Total ($)	Minus SCT Change in Pension Value ($)	Plus Pension Value Service Cost ($)	Minus SCT Equity ($)	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2026	4,955,340	0	0	1,995,776	1,345,782	(3,759,364)	0	(119,620)	0	0	426,362
2025	4,671,414	0	0	3,840,346	3,848,324	(409,567)	0	(27,287)	0	0	4,242,538
2024	9,092,935	0	0	8,526,949	3,254,606	(37,011)	0	(38,782)	0	0	3,744,799
2023	3,204,682	0	0	2,472,858	1,362,906	(494,398)	0	(4,526,664)	0	0	(2,926,332)
2022	1,640,096	0	0	732,744	441,972	(2,832,849)	0	522,391	0	0	(961,134)
Average Non-PEO NEOs
2026	3,111,661	0	0	1,448,945	977,046	(1,219,251)	0	(116,308)	0	0	1,304,203
2025	3,454,639	0	0	2,644,490	2,640,910	37,211	0	(6,355)	0	0	3,481,915
2024	1,722,952	0	0	1,267,306	508,592	(28,080)	0	(18,995)	0	0	917,163
2023	2,411,309	0	0	1,579,290	870,419	(346,322)	0	(1,173,341)	0	0	182,775
2022	1,798,217	0	0	884,257	538,217	(606,465)	0	277,834	0	0	1,123,546

Non-PEO NEO Average Total Compensation Amount	$ 3,111,661	3,454,639	1,722,952	2,411,309	1,798,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,304,203	3,481,915	917,163	182,775	1,123,546
Adjustment to Non-PEO NEO Compensation Footnote
(2)	“Compensation actually paid” amounts to our CEO and NEOs in each of 2026, 2025, 2024, 2023, and 2022, reflect the respective Summary Compensation Total with adjustments shown below as determined pursuant to SEC rules.
Year	SCT Total ($)	Minus SCT Change in Pension Value ($)	Plus Pension Value Service Cost ($)	Minus SCT Equity ($)	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2026	4,955,340	0	0	1,995,776	1,345,782	(3,759,364)	0	(119,620)	0	0	426,362
2025	4,671,414	0	0	3,840,346	3,848,324	(409,567)	0	(27,287)	0	0	4,242,538
2024	9,092,935	0	0	8,526,949	3,254,606	(37,011)	0	(38,782)	0	0	3,744,799
2023	3,204,682	0	0	2,472,858	1,362,906	(494,398)	0	(4,526,664)	0	0	(2,926,332)
2022	1,640,096	0	0	732,744	441,972	(2,832,849)	0	522,391	0	0	(961,134)
Average Non-PEO NEOs
2026	3,111,661	0	0	1,448,945	977,046	(1,219,251)	0	(116,308)	0	0	1,304,203
2025	3,454,639	0	0	2,644,490	2,640,910	37,211	0	(6,355)	0	0	3,481,915
2024	1,722,952	0	0	1,267,306	508,592	(28,080)	0	(18,995)	0	0	917,163
2023	2,411,309	0	0	1,579,290	870,419	(346,322)	0	(1,173,341)	0	0	182,775
2022	1,798,217	0	0	884,257	538,217	(606,465)	0	277,834	0	0	1,123,546

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP VS TSR FY22 - FY26

Compensation Actually Paid vs. Net Income [Text Block]
CAP VS NET INCOME FY22 - FY26

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP VS ADJUSTED EBITDA FY22 - FY26

Tabular List [Table Text Block]

FINANCIAL PERFORMANCE MEASURES

As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay for performance philosophy, including equity compensation. The most important financial performance measures used to link compensation actually paid to the Company’s named executive officers with the Company’s performance for fiscal 2026 are adjusted EBITDA and net sales.

Total Shareholder Return Amount	$ 24	45	41	229	445
Peer Group Total Shareholder Return Amount	126	102	87	118	122
Net Income (Loss) Attributable to Parent	$ 4,100,000	$ 11,600,000	$ 23,900,000	$ 28,200,000	$ 45,900,000
Company Selected Measure Amount	36,100,000	47,800,000	54,000,000	60,400,000	55,500,000
PEO Name	Shawn Nelson	Shawn Nelson	Shawn Nelson	Shawn Nelson	Shawn Nelson
PEO [Member] | Minus S C T Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO [Member] | Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Minus S C T Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,995,776	3,840,346	8,526,949	2,472,858	732,744
PEO [Member] | Plus Minus E O Y Fair Value Of Equity Awards Granted During Fiscal Year That Are Outstanding And Unvested At E O Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,345,782	3,848,324	3,254,606	1,362,906	441,972
PEO [Member] | Plus Minus Change From B O Y To E O Y In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At E O Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,759,364)	(409,567)	(37,011)	(494,398)	(2,832,849)
PEO [Member] | Plus Fair Value At Vesting Date Of Awards Granted And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Plus Minus Change In Fair Value From B O Y To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(119,620)	(27,287)	(38,782)	(4,526,664)	522,391
PEO [Member] | Minus Fair Value At B O Y Of Awards Granted In Prior Year That Were Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Plus Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Minus S C T Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Minus S C T Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,448,945	2,644,490	1,267,306	1,579,290	884,257
Non-PEO NEO [Member] | Plus Minus E O Y Fair Value Of Equity Awards Granted During Fiscal Year That Are Outstanding And Unvested At E O Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	977,046	2,640,910	508,592	870,419	538,217
Non-PEO NEO [Member] | Plus Minus Change From B O Y To E O Y In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At E O Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,219,251)	37,211	(28,080)	(346,322)	(606,465)
Non-PEO NEO [Member] | Plus Fair Value At Vesting Date Of Awards Granted And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Plus Minus Change In Fair Value From B O Y To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(116,308)	(6,355)	(18,995)	(1,173,341)	277,834
Non-PEO NEO [Member] | Minus Fair Value At B O Y Of Awards Granted In Prior Year That Were Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Plus Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0